Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MH Elite Portfolio of Funds Trust
Entity Central Index Key	0001054816
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
MH Elite Small Cap Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SMALL CAP FUND OF FUNDS
Class Name	MH Elite Small Cap Fund of Funds
Trading Symbol	MHELX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds – MHELX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$70	1.25%

*Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
Net Assets	$ 14,903,842
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 66,269
Investment Company, Portfolio Turnover	9.22%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$14,903,842
PORTFOLIO HOLDINGS:	13
PORTFOLIO TURNOVER:	9.22%
ADVISORY FEES PAID BY FUND:	$66,269

Holdings [Text Block]	portfolio illustration The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Oberweis Micro Cap - Investor Class	11.81%
2.	Hood River Small Cap Growth - Class I	9.94%
3.	Invesco Small Cap Value - Class Y	9.29%
4.	Aegis Value - Class I	9.11%
5.	Vanguard Strategic Small Cap Equity - Investor Class	7.74%
6.	Congress Small Cap Growth - Class I	7.64%
7.	Fidelity Stock Selector Small Cap	7.27%
8.	FullerThaler Behavioral Small Cap Equity - Class I	6.80%
9.	James Small Cap	6.32%
10.	Vanguard Morningstar Small Cap Value Index - Admiral Class	6.04%
	Total % of Net Assets	81.96%

*Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE FUND OF FUNDS
Class Name	MH Elite Fund of Funds
Trading Symbol	MHEFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$65	1.25%

*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 30,883,829
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 144,615
Investment Company, Portfolio Turnover	4.23%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$30,883,829
PORTFOLIO HOLDINGS:	16
PORTFOLIO TURNOVER:	4.23%
ADVISORY FEES PAID BY FUND:	$144,615

Holdings [Text Block]	portfolio illustration The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Shelton Nasdaq-100 Index - Investor Class	12.05%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	8.34%
3.	Putnam Large Cap Value - Class Y	7.88%
4.	Fidelity Mega Cap Stock	7.80%
5.	BNY Mellon Dynamic Value Fund - Class I	7.65%
6.	Putnam Core Equity Fund - Class R6	7.32%
7.	Fidelity Large Cap Growth Index	6.81%
8.	Fidelity 500 Index	6.60%
9.	Federated Hermes MDT All Cap Core - Class R6	6.57%
10.	Federated Hermes MDT Large Cap Value - Class IS	6.36%
	Total % of Net Assets	77.38%

*Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Select Portfolio of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SELECT PORTFOLIO OF FUNDS
Class Name	MH Elite Select Portfolio of Funds
Trading Symbol	MHESX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Select Portfolio of Funds – MHESX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$66	1.25%

*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 9,804,784
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 46,862
Investment Company, Portfolio Turnover	7.36%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$9,804,784
PORTFOLIO HOLDINGS:	12
PORTFOLIO TURNOVER:	7.36%
ADVISORY FEES PAID BY FUND:	$46,862

Holdings [Text Block]	portfolio illustration The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Thornburg Global Opportunities - Class I	9.98%
2.	Fidelity Select Industrial Portfolio	9.23%
3.	Hartford International Value - Class I	8.34%
4.	Eaton Vance Emerging & Frontier Countries Equity - Class I	7.97%
5.	State Street Hedged International Developed Equity Index - Class K	7.90%
6.	WCM Focused International Growth - Class I	7.43%
7.	Schwab Fundamental International Equity Index	7.42%
8.	Artisan Global Value - Class I	7.13%
9.	Third Avenue Value - Class I	6.84%
10.	Pzena Emerging Markets Value - Class I	5.80%
	Total % of Net Assets	78.04%

*Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com
MH Elite Income Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE INCOME FUND OF FUNDS
Class Name	MH Elite Income Fund of Funds
Trading Symbol	MHEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Income Fund of Funds – MHEIX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$63	1.25%

*Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 15,274,479
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 72,514
Investment Company, Portfolio Turnover	17.68%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$15,274,479
PORTFOLIO HOLDINGS:	21
PORTFOLIO TURNOVER:	17.68%
ADVISORY FEES PAID BY FUND:	$72,514

Holdings [Text Block]	portfolio illustration The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Dodge & Cox Global Bond - Class I	5.57%
2.	Eaton Vance Strategic Income - Class I	5.42%
3.	Fidelity Select Utilities Portfolio	5.40%
4.	Artisan High Income - Advisor Class	5.30%
5.	Dodge & Cox Income - Class I	5.30%
6.	BBH Income - Class I	5.12%
7.	PIMCO Income - Class I	5.10%
8.	Franklin Convertible Securities - Advisor Class	4.96%
9.	Fidelity Multi-Asset Income	4.92%
10.	Eaton Vance Emerging Markets Debt Opportunities - Class I	4.89%
	Total % of Net Assets	51.98%

*Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Web Address	www.mhelite.com